Shareholder Fees - FidelityOhioMunicipalIncomeFund-PRO	Mar. 01, 2025 USD ($)
FidelityOhioMunicipalIncomeFund-PRO | Fidelity Ohio Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none